Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 847	$ 1,538
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	1,715	1,384
Valuation allowance	(74)	(47)
Net defined benefit asset (liability), net of valuation allowance	1,641	1,337
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,942	7,060
Current service cost	227	190
Interest cost on defined benefit obligation	386	396
Employee contributions	3	4
Benefits paid	(382)	(365)
Settlement Payments		(79)
Foreign exchange rate changes and other	4	5
Net actuarial (gains) losses on defined benefit obligation	80	731
Balance at end of year	8,260	7,942
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	9,326	8,091
Interest income on plan assets	462	459
Net actuarial gains (losses) on plan assets	385	1,079
Employer contributions	181	146
Employee contributions	3	4
Benefits paid	(382)	(365)
Settlement Payments		(79)
Plan administration costs	(7)	(8)
Increase/(decrease) due to plan settlements		(10)
Foreign exchange rate changes and other	7	9
Balance at end of year	9,975	9,326
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	(420)	(419)
Net defined benefit asset (liability), net of valuation allowance	(420)	(419)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	419	422
Current service cost	5	5
Interest cost on defined benefit obligation	20	24
Benefits paid	(30)	(32)
Net actuarial (gains) losses on defined benefit obligation	6
Balance at end of year	420	419
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	30	32
Benefits paid	$ (30)	$ (32)